Expense Example (dei_DocumentInformationDocumentAxis, (Financial Industries Fund), Class NAV, USD $)	0 Months Ended
Jun. 27, 2013
(Financial Industries Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,120